Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
IFRS Statement
Entity Registrant Name	MOBILE TELESYSTEMS PJSC
Entity Central Index Key	0001115837
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,129,245,695
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
ADS
IFRS Statement
Title of 12(b) Security	COMMON AMERICAN DEPOSITARY SHARES, EACH COMMON
Trading Symbol	MBT
Security Exchange Name	NYSE
ADS representing two common shares
IFRS Statement
Title of 12(b) Security	ADS REPRESENTING TWO COMMON SHARES
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Common stock
IFRS Statement
Title of 12(b) Security	COMMON SHARES, PAR VALUE0.10 RUSSIAN RUBLES PER SHARE